Expense Example - FidelityOverseasFund-AMCIZPRO - FidelityOverseasFund-AMCIZPRO - Fidelity Overseas Fund	Apr. 07, 2025 USD ($)
Fidelity Advisor Overseas Fund - Cl Z
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	738
Fidelity Advisor Overseas Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Overseas Fund - Class A
Expense Example:
1 year	668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Overseas Fund - Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Overseas Fund - Class C
Expense Example:
1 year	275
3 years	542
5 years	933
10 years	$ 1,831